UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 1.8%
QBE Insurance Group Ltd.	263,454	2,186,811

China 2.7%
China Mobile Ltd.	331,000	3,347,085

France 5.6%
Compagnie de Saint-Gobain	53,565	2,948,015
Sanofi	44,292	3,813,184
		6,761,199

Germany 10.1%
Allianz SE	13,884	3,177,321
Daimler AG	48,033	4,061,691
Deutsche Telekom AG	120,904	2,137,149
SAP SE	26,455	2,959,659
		12,335,820

Hong Kong 3.3%
CK Hutchison Holdings Ltd.	254,500	3,188,961
WH Group Ltd.	705,000	795,881
		3,984,842

Italy 6.6%
Enel S.p.A.	658,854	4,051,470
Eni S.p.A.	239,590	3,964,720
		8,016,190

Japan 15.8%
Canon, Inc.	55,200	2,056,647
FUJIFILM Holdings Corp.	14,700	599,833
Honda Motor Co., Ltd.	136,800	4,668,642
Isuzu Motors Ltd.	63,500	1,060,277
Mitsubishi Electric Corp.	145,100	2,404,681
Takeda Pharmaceutical Co., Ltd.	81,200	4,597,355
Tokio Marine Holdings, Inc.	84,200	3,829,671
		19,217,106

Netherlands 3.4%
Koninklijke Ahold Delhaize N.V.	187,647	4,125,036

Singapore 5.3%
Singapore Telecommunications Ltd.	862,000	2,298,199
United Overseas Bank Ltd.	208,522	4,110,598
		6,408,797

Security	Number of Shares	Value ($)
Spain 6.6%
Banco Santander S.A.	238,132	1,561,248
Iberdrola S.A.	479,182	3,709,483
Telefonica S.A.	283,487	2,760,523
		8,031,254

Sweden 3.3%
Telia Co. AB	900,473	4,013,750

Switzerland 8.5%
ABB Ltd.	143,413	3,841,221
Novartis AG	37,996	3,197,456
Zurich Insurance Group AG	10,800	3,283,670
		10,322,347

Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	485,154	3,714,859

United Kingdom 23.1%
BP plc	615,310	4,316,578
GlaxoSmithKline plc	177,746	3,147,740
Kingfisher plc	838,448	3,822,869
Lloyds Banking Group plc	4,634,132	4,249,415
National Grid plc	165,447	1,950,376
Royal Dutch Shell plc, A Shares (a)	7,192	239,673
Royal Dutch Shell plc, A Shares (a)	9,874	329,626
Royal Dutch Shell plc, B Shares	119,267	4,016,200
Tesco plc	1,587,445	4,484,835
WPP plc	86,537	1,563,355
		28,120,667
Total Common Stock
(Cost $94,987,538)		120,585,763

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21% (b)	338,535	338,535
Total Other Investment Company
(Cost $338,535)		338,535
At 12/31/17, the values of certain foreign securities held by the fund aggregating $111,482,178 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	The rate shown is the 7-day yield.

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$88,480,254	$—	$88,480,254
Hong Kong	795,881	3,188,961	—	3,984,842
United Kingdom	8,307,704	19,812,963	—	28,120,667
Other Investment Company[1]	338,535	—	—	338,535
Total	$9,442,120	$111,482,178	$—	$120,924,298
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,721,604 from Level 2 to Level 1 for the period ended December 31, 2017. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Brazil 11.7%
CCR S.A.	865,781	4,216,927
Cielo S.A.	837,136	5,934,688
Embraer S.A. ADR	401,192	9,600,525
Hypermarcas S.A.	264,000	2,865,153
Itau Unibanco Holding S.A. ADR	667,210	8,673,730
Suzano Papel e Celulose S.A.	1,099,700	6,196,193
		37,487,216

China 16.2%
China Construction Bank Corp., Class H	14,046,000	12,930,078
China Mobile Ltd.	1,031,000	10,425,513
China Resources Power Holdings Co., Ltd.	4,247,291	7,899,723
CSPC Pharmaceutical Group Ltd.	1,314,000	2,647,212
Dongfeng Motor Group Co., Ltd., Class H	5,644,000	6,812,483
WH Group Ltd.	9,811,000	11,075,730
		51,790,739

Hong Kong 1.9%
Sands China Ltd.	1,188,000	6,114,923

India 13.5%
Bajaj Auto Ltd.	172,170	8,992,142
HCL Technologies Ltd.	432,949	6,040,360
Housing Development Finance Corp., Ltd.	215,345	5,766,644
Infosys Ltd.	154,797	2,515,978
Infosys Ltd. ADR	155,624	2,524,221
Larsen & Toubro Ltd.	201,285	3,963,450
Lupin Ltd.	175,802	2,436,214
Reliance Industries Ltd.	159,954	2,305,634
Vedanta Ltd.	1,665,578	8,580,311
		43,124,954

Indonesia 1.8%
PT Bank Rakyat Indonesia (Persero) Tbk	21,553,500	5,782,550

Kazakhstan 0.9%
KazMunaiGas Exploration Production JSC GDR	212,397	2,761,161

Malaysia 5.5%
AMMB Holdings Berhad	6,037,900	6,579,476
Genting Malaysia Berhad	4,857,200	6,757,113
Tenaga Nasional Berhad	1,103,600	4,157,784
		17,494,373

Mexico 2.5%
Fibra Uno Administracion S.A. de C.V.	5,403,338	8,007,795

Security	Number of Shares	Value ($)
Peru 1.3%
Credicorp Ltd.	19,547	4,054,634

Philippines 1.2%
PLDT, Inc. ADR	127,091	3,822,897

Qatar 1.3%
Qatar National Bank SAQ	124,463	4,340,993

Republic of Korea 13.5%
Hyundai Mobis Co., Ltd.	11,525	2,831,325
Korea Electric Power Corp.	127,035	4,515,638
Korea Zinc Co., Ltd.	8,484	3,906,975
Samsung Electronics Co., Ltd.	6,003	14,262,589
Samsung SDI Co., Ltd.	20,087	3,829,503
Shinhan Financial Group Co., Ltd.	158,575	7,319,377
SK Telecom Co., Ltd.	26,760	6,674,065
		43,339,472

Russia 4.0%
Gazprom PJSC ADR	2,083,568	9,188,535
Lukoil PJSC ADR	63,998	3,689,485
		12,878,020

South Africa 6.7%
Barclays Africa Group Ltd.	393,744	5,768,124
Growthpoint Properties Ltd.	803,514	1,796,338
Sasol Ltd.	152,385	5,267,641
Woolworths Holdings Ltd.	1,619,796	8,550,324
		21,382,427

Taiwan 9.5%
Asustek Computer, Inc.	613,000	5,757,464
Mega Financial Holding Co., Ltd.	9,028,153	7,279,873
Taiwan Mobile Co., Ltd.	994,000	3,590,739
Taiwan Semiconductor Manufacturing Co., Ltd.	1,816,719	13,910,748
		30,538,824

Thailand 2.0%
Kasikornbank PCL NVDR	926,000	6,576,747

Turkey 3.6%
Eregli Demir ve Celik Fabrikalari TAS	1,272,926	3,358,587
Turkiye Garanti Bankasi A/S	1,313,468	3,711,651
Turkiye Halk Bankasi A/S	1,527,076	4,339,665
		11,409,903

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Arab Emirates 1.2%
Emaar Malls PJSC	6,652,693	3,858,209
Total Common Stock
(Cost $264,004,151)		314,765,837

Preferred Stock 0.4% of net assets

India 0.4%
Vedanta Ltd. 7.50% *	8,985,240	1,471,086
Total Preferred Stock
(Cost $1,401,644)		1,471,086

Other Investment Company 1.1% of net assets

United States 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21% (a)	3,593,252	3,593,252
Total Other Investment Company
(Cost $3,593,252)		3,593,252
At 12/31/17, the values of certain foreign securities held by the fund aggregating $166,847,705 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$24,101,573	$—	$24,101,573
Brazil	27,335,601	10,151,615	—	37,487,216
China	11,075,730	40,715,009	—	51,790,739
India	17,556,723	25,568,231	—	43,124,954
Indonesia	5,782,550	—	—	5,782,550
Kazakhstan	2,761,161	—	—	2,761,161
Malaysia	13,336,589	4,157,784	—	17,494,373
Mexico	8,007,795	—	—	8,007,795
Peru	4,054,634	—	—	4,054,634
Philippines	3,822,897	—	—	3,822,897
Qatar	4,340,993	—	—	4,340,993
Republic of Korea	13,412,365	29,927,107	—	43,339,472
Russia	12,878,020	—	—	12,878,020
South Africa	10,346,662	11,035,765	—	21,382,427
Taiwan	9,348,203	21,190,621	—	30,538,824
United Arab Emirates	3,858,209	—	—	3,858,209
Preferred Stock[1]	1,471,086	—	—	1,471,086
Other Investment Company[1]	3,593,252	—	—	3,593,252
Total	$152,982,470	$166,847,705	$—	$319,830,175
[1]	As categorized in Portfolio Holdings.

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $14,050,785 and $101,108,599 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended December 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 88.7% of net assets

Australia 6.0%
Australia Government Bond
5.75%, 05/15/21 (AUD)	610,000	530,853
3.25%, 04/21/25 (AUD)	1,386,000	1,133,466
4.75%, 04/21/27 (AUD)	3,650,000	3,348,662
		5,012,981

Austria 4.8%
Austria Government Bond
6.25%, 07/15/27 (EUR)	2,148,000	3,971,786

Belgium 4.0%
Kingdom of Belgium Government Bond
1.00%, 06/22/26 (EUR)	2,670,000	3,347,554

Canada 3.0%
Canadian Government Bond
0.75%, 09/01/21 (CAD)	1,500,000	1,149,559
1.50%, 06/01/26 (CAD)	1,280,000	977,128
5.00%, 06/01/37 (CAD)	350,000	399,860
		2,526,547

Finland 4.5%
Finland Government Bond
1.63%, 09/15/22 (EUR)	1,800,000	2,341,066
0.50%, 09/15/27 (EUR)	1,200,000	1,427,159
		3,768,225

France 7.8%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (a)	1,345,000	1,631,903
0.50%, 05/25/25 (EUR)	1,000,000	1,219,042
5.75%, 10/25/32 (EUR)	775,000	1,527,241
1.25%, 05/25/36 (EUR)	850,000	1,002,938
3.25%, 05/25/45 (EUR)	710,000	1,149,841
		6,530,965

Germany 8.5%
Bundesobligation
0.00%, 10/08/21 (EUR) (a)	1,000,000	1,217,288
Bundesrepublik Deutschland
0.00%, 08/15/26 (EUR) (a)	1,500,000	1,755,966
0.50%, 08/15/27 (EUR)	500,000	603,853
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Bundesschatzanweisungen
0.00%, 06/14/19 (EUR) (a)	934,000	1,132,209
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	230,000,000	2,389,114
		7,098,430

Japan 19.2%
Japan Government Five Year Bond
0.10%, 09/20/19 (JPY)	50,000,000	445,519
0.10%, 06/20/21 (JPY)	124,000,000	1,108,758
Japan Government Ten Year Bond
0.60%, 03/20/24 (JPY)	306,000,000	2,829,941
0.10%, 06/20/26 (JPY)	212,000,000	1,897,877
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	275,000,000	3,236,758
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	274,000,000	2,861,863
0.20%, 06/20/36 (JPY)	430,000,000	3,620,499
		16,001,215

Malaysia 3.1%
Malaysia Government Bond
4.05%, 09/30/21 (MYR)	2,420,000	608,348
4.18%, 07/15/24 (MYR)	7,150,000	1,790,592
4.25%, 05/31/35 (MYR)	670,000	159,340
		2,558,280

Mexico 3.7%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	26,000,000	1,278,479
7.50%, 06/03/27 (MXN)	9,600,000	482,986
7.75%, 11/23/34 (MXN)	26,280,000	1,337,249
		3,098,714

Netherlands 4.7%
Netherlands Government Bond
0.00%, 01/15/22 (EUR) (a)	388,000	470,681
5.50%, 01/15/28 (EUR)	1,938,490	3,459,770
		3,930,451

New Zealand 4.5%
New Zealand Government Bond
5.00%, 03/15/19 (NZD)	200,000	147,097
5.50%, 04/15/23 (NZD)	1,605,000	1,321,115

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
4.50%, 04/15/27 (NZD)	2,799,000	2,271,525
		3,739,737

Poland 3.0%
Poland Government Bond
2.50%, 07/25/26 (PLN)	3,250,000	884,683
5.75%, 04/25/29 (PLN)	4,600,000	1,646,879
		2,531,562

Singapore 4.5%
Singapore Government Bond
2.00%, 07/01/20 (SGD)	1,450,000	1,093,368
2.38%, 06/01/25 (SGD)	2,350,000	1,808,030
2.88%, 09/01/30 (SGD)	1,000,000	800,404
		3,701,802

Spain 7.4%
Spain Government Bond
1.40%, 01/31/20 (EUR)	1,900,000	2,358,300
1.60%, 04/30/25 (EUR)	2,050,000	2,574,042
4.20%, 01/31/37 (EUR)	813,000	1,252,944
		6,185,286
Total Government Bonds
(Cost $69,786,305)		74,003,535
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Supranational* 9.4% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	360,000,000	3,884,709
European Investment Bank
2.15%, 01/18/27 (JPY)	375,000,000	3,983,736
Total Supranational
(Cost $8,073,377)		7,868,445
Security	Number of Shares	Value ($)
Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21% (b)	823,804	823,804
Total Other Investment Company
(Cost $823,804)		823,804

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at December 31, 2017:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/31/2018	State Street Bank & Trust Co.	AUD	189,500	USD	146,321	1,539
01/31/2018	State Street Bank & Trust Co.	AUD	78,500	USD	60,220	1,031
01/31/2018	State Street Bank & Trust Co.	EUR	144,500	USD	172,660	998
01/31/2018	State Street Bank & Trust Co.	EUR	547,000	USD	652,872	4,505
01/31/2018	State Street Bank & Trust Co.	EUR	1,548,000	USD	1,826,793	33,572
01/31/2018	State Street Bank & Trust Co.	GBP	163,000	USD	214,008	6,265
01/31/2018	State Street Bank & Trust Co.	GBP	9,813,500	USD	12,964,134	297,531
01/31/2018	State Street Bank & Trust Co.	NZD	250,000	USD	175,304	1,810
01/31/2018	State Street Bank & Trust Co.	NZD	59,000	USD	40,907	892
01/31/2018	State Street Bank & Trust Co.	SGD	161,000	USD	118,755	1,676
01/31/2018	State Street Bank & Trust Co.	SGD	212,500	USD	156,078	2,875
01/31/2018	State Street Bank & Trust Co.	USD	57,098	AUD	75,500	(1,812)
01/31/2018	State Street Bank & Trust Co.	USD	55,144	AUD	72,000	(1,035)
01/31/2018	State Street Bank & Trust Co.	USD	5,063,299	AUD	6,509,000	(15,443)
01/31/2018	State Street Bank & Trust Co.	USD	673,515	EUR	566,500	(7,297)
01/31/2018	State Street Bank & Trust Co.	USD	170,088	EUR	143,000	(1,768)
01/31/2018	State Street Bank & Trust Co.	USD	236,515	GBP	176,500	(2,002)
01/31/2018	State Street Bank & Trust Co.	USD	1,750,221	GBP	1,302,000	(9,262)
01/31/2018	State Street Bank & Trust Co.	USD	186,707	GBP	138,000	218
01/31/2018	State Street Bank & Trust Co.	USD	203,943	GBP	155,000	(5,519)
01/31/2018	State Street Bank & Trust Co.	USD	173,507	GBP	131,000	(3,522)
01/31/2018	State Street Bank & Trust Co.	USD	39,291	NZD	57,000	(1,091)
01/31/2018	State Street Bank & Trust Co.	USD	51,837	NZD	75,000	(1,297)
01/31/2018	State Street Bank & Trust Co.	USD	3,754,234	NZD	5,434,500	(95,871)
01/31/2018	State Street Bank & Trust Co.	USD	19,802	SGD	27,000	(394)
01/31/2018	State Street Bank & Trust Co.	USD	3,894,779	SGD	5,298,500	(68,589)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						138,010
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Zero Coupon Bond.
(b)	The rate shown is the 7-day yield.

AUD –	Australian dollar
CAD –	Canadian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SGD –	Singapore dollar
USD –	U.S. dollar

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Government Bonds[1]	$—	$74,003,535	$—	$74,003,535
Supranational	—	7,868,445	—	7,868,445
Other Investment Company[1]	823,804	—	—	823,804
Forward Foreign Currency Exchange Contracts[2]	—	352,912	—	352,912
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(214,902)	—	(214,902)
Total	$823,804	$82,009,990	$—	$82,833,794
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus Mondrian Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87099DEC17

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Banks 5.2%
Bank of America Corp.	1,690,562	49,905,390
First Republic Bank	286,670	24,837,089
Wells Fargo & Co.	333,875	20,256,196
		94,998,675

Capital Goods 4.0%
Caterpillar, Inc.	72,800	11,471,824
Honeywell International, Inc.	156,716	24,033,966
Roper Technologies, Inc.	70,538	18,269,342
TransDigm Group, Inc.	69,391	19,056,156
		72,831,288

Commercial & Professional Services 1.7%
Equifax, Inc.	260,676	30,738,914

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	418,576	26,181,929

Consumer Services 1.3%
Domino’s Pizza, Inc.	130,526	24,664,193

Diversified Financials 2.5%
Berkshire Hathaway, Inc., Class B *	139,595	27,670,521
S&P Global, Inc.	107,764	18,255,222
		45,925,743

Energy 2.0%
Halliburton Co.	581,483	28,417,074
Pioneer Natural Resources Co.	46,510	8,039,254
		36,456,328

Food, Beverage & Tobacco 3.8%
Constellation Brands, Inc., Class A	218,956	50,046,773
Dr Pepper Snapple Group, Inc.	200,531	19,463,539
		69,510,312

Health Care Equipment & Services 7.7%
Becton, Dickinson & Co.	139,192	29,795,439
Boston Scientific Corp. *	954,168	23,653,825
UnitedHealth Group, Inc.	397,744	87,686,642
		141,135,906

Security	Number of Shares	Value ($)
Materials 4.8%
DowDuPont, Inc.	429,441	30,584,788
The Sherwin-Williams Co.	61,923	25,390,907
Vulcan Materials Co.	245,577	31,524,719
		87,500,414

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Alexion Pharmaceuticals, Inc. *	218,342	26,111,520
Biogen, Inc. *	66,412	21,156,871
Illumina, Inc. *	98,557	21,533,719
Vertex Pharmaceuticals, Inc. *	112,105	16,800,055
Zoetis, Inc.	231,585	16,683,383
		102,285,548

Real Estate 1.1%
Equinix, Inc.	30,393	13,774,715
SBA Communications Corp. *	36,680	5,992,045
		19,766,760

Retailing 17.0%
Amazon.com, Inc. *	117,370	137,260,694
Netflix, Inc. *	217,222	41,697,935
The Home Depot, Inc.	215,427	40,829,879
The Priceline Group, Inc. *	30,658	53,275,633
Ulta Salon, Cosmetics & Fragrance, Inc. *	161,202	36,054,440
		309,118,581

Semiconductors & Semiconductor Equipment 5.0%
ASML Holding N.V.	154,669	26,884,566
Broadcom Ltd.	104,281	26,789,789
NVIDIA Corp.	122,777	23,757,349
Teradyne, Inc.	311,056	13,023,915
		90,455,619

Software & Services 32.1%
Activision Blizzard, Inc.	233,535	14,787,436
Adobe Systems, Inc. *	197,577	34,623,394
Alibaba Group Holding Ltd. ADR *	78,527	13,540,411
Alphabet, Inc., Class A *	93,156	98,130,530
Autodesk, Inc. *	323,041	33,864,388
Electronic Arts, Inc. *	172,351	18,107,196
Facebook, Inc., Class A *	354,540	62,562,128
MercadoLibre, Inc.	59,206	18,629,760
Microsoft Corp.	1,250,085	106,932,271
PayPal Holdings, Inc. *	406,475	29,924,690
Tencent Holdings Ltd.	1,318,700	68,253,160
Visa, Inc., Class A	749,196	85,423,328
		584,778,692

1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.4%
Apple, Inc.	148,377	25,109,840

Telecommunication Services 0.5%
Zayo Group Holdings, Inc. *	229,884	8,459,731

Transportation 2.5%
Southwest Airlines Co.	141,612	9,268,505
Union Pacific Corp.	266,208	35,698,493
		44,966,998
Total Common Stock
(Cost $1,231,659,159)		1,814,885,471

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21% (a)	13,949,214	13,949,214
Total Other Investment Company
(Cost $13,949,214)		13,949,214
At 12/31/17, the value of a foreign security held by the fund totaling $68,253,160 was adjusted from its closing market value in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,230,106,779	$—	$—	$1,230,106,779
Software & Services	516,525,532	68,253,160	—	584,778,692
Other Investment Company[1]	13,949,214	—	—	13,949,214
Total	$1,760,581,525	$68,253,160	$—	$1,828,834,685
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662DEC17
4

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	February 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	February 16, 2018